Other income	9 Months Ended
Sep. 30, 2019
Other income
Other income

9. Other income

	Three month period ended September 30,

	2019	2018
	€ 1,000	€ 1,000

Grant income	518	2,835
Other income	12	123
	530	2,958

On February 9, 2018, the Company entered into a partnership agreement with Foundation Fighting Blindness (FFB), under which FFB has agreed to provide funding of $7.5 million for the pre-clinical and clinical development of QR‑421a for Usher syndrome type 2A targeting mutations in exon 13.

In addition, funding was received for our Huntington’s disease program.

Grants are recognized in other income in the same period in which the related R&D costs are recognized.